Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Details of the hedging instruments
Hedging instruments in EUR
Benchmark	Notional Amount
USD LIBOR	45,496
GBP LIBOR	2,184
JPY LIBOR	2,922
CHF LIBOR	313

Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives designated under fair value hedge accounting
	Assets 2019	Liabilities 2019	Assets 2018	Liabilities 2018
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	5,133	5,486	3,222	4,085
– Other interest derivatives	87	70	78	65

Maturity derivatives designated
Maturity derivatives designated in fair value hedging
As at 31 December 2019	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	–59	612	6,394	12,936	7,637	7,195	3,266	16,494	54,475
– Other interest derivatives	–20	–22	58	–242	–404	–290	–44	1,075	110
As at 31 December 2018
Hedging instrument on interest rate risk
- Interest rate swaps	467	511	869	13,531	8,826	6,806	8,337	9,983	49,331
– Other interest derivatives	–11	–53	–101	–55	–228	–325	–325	–51	–1,148

Hedged items included in a fair value hedging relationship
Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair valueused for measuringineffectiveness for the period	Change in fair value hedge instruments	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
	Assets	Liabilities	Assets	Liabilities
As at 31 December 2019
– Amounts due from banks					–0
– Debt securities at fair value through other comprehensive income	23,281		n/a		357
– Loans at FVOCI			n/a
– Loans and advances to customers	959		75		31
– Debt instruments at amortised cost	6,133		429		356
– Debt securities in issue		62,236		2,706	–1,018
– Subordinated loans		14,970		261	–201
– Amounts due to banks		8,783		38	1
– Customer deposits and other funds on deposit		299		2	–12
– Discontinued hedges			688	7
Total	30,373	86,288	1,192	3,014	–487	504	18
As at 31 December 2018
Interest rate risk
– Amounts due from banks					–1
– Debt securities at fair value through other comprehensive income	18,471		n/a		1
– Loans at FVOCI	–0		n/a
– Loans and advances to customers	2,909		273		–134
– Debt instruments at amortised cost	16,843		687		–91
– Debt securities in issue		55,081		1,659	53
– Subordinated loans		12,799		53	57
– Amounts due to banks		17,717		55	–52
– Customer deposits and other funds on deposit		193		–0	–11
– Discontinued hedges			272
Total	38,223	85,790	1,232	1,767	–176	185	8

Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
	2019	2019	2018	2018
As at 31 December 2019
Hedging instrument on interest rate risk
– Interest rate swaps	2,615	2,848	5,757	3,664
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	358	158	204	154

Maturity derivatives designated
Maturity derivatives designated in cash flow hedging
As at 31 December 2019	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	–401	580	–2,591	–6,512	–5,541	–5,788	–5,364	–23,009	–48,627
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives		–1,098	–2,068	–5,044	–2,509	–1,473	3	104	–12,086
As at 31 December 2018
Hedging instrument on interest rate risk
– Interest rate swaps	–107	–2,546	–7,107	–5,591	–9,883	–7,928	–8,980	–29,629	–71,771
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	5	48	–601	–4,461	–5,622	–2,647	–793	–239	–14,311

Impact of hedging instruments on the statement of profit or loss and other comprehensive income
Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2019
Interest rate risk on;
– Floating rate lending	–940	1,395	357
– Floating rate borrowing	133	–198	–201
– Other	–211	169	53
– Discontinued hedges		316	–112
Total interest rate risk	–1,018	1,682	97		851	44
Combined interest and FX rate risk on;
– Floating rate lending	–22	–42	–498
– Floating rate borrowing	12	15	–12	–1
– Other	1	–1	–4
– Discontinued hedges			–3
Total combined interest and Fx	–10	–28	–517	–1	475	3
Total cash flow hedge	–1,028	1,654	–420	–1	1,326	47

As at 31 December 2018
Interest rate risk on;
– Floating rate lending	–540	730	280	–2
– Floating rate borrowing	51	5	–47
– Financial assets at FVOCI
– Highly probable forecast transaction
– Other	–72	101	34
– Discontinued hedges			–25	2
Total interest rate risk	–561	836	242	–1	231	–18
Combined interest and FX rate risk on;
– Floating rate lending	53	–60	–377
– Floating rate borrowing	–35	47	–1
– Financial assets at FVOCI
– Highly probable forecast transaction
– Other		–0	–1
– Discontinued hedges
Total combined interest and Fx	18	–13	–378		347	–1
Total cash flow hedge	–543	823	–137	–1	578	–19

Hedges of net investments in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
	2019	2019	2018	2018
As at 31 December
– FX forwards and futures	23	51	41	16
– Other FX derivatives	0	-	0	0

Maturity derivatives designated
Maturity derivatives designated in net investment hedging
As at 31 December 2019	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and futures	–3,179	–999	–54						–4,232
– Other FX derivatives
As at 31 December 2018[1]
– FX forwards and futures	–3,444	–853		–54					–4,351
– Other FX derivatives	–0								–0

Impact of hedging instruments on the statement of profit or loss and other comprehensive income
Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income

As at 31 December 2019	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	134	440	44	–134	0
Discontinued hedges		–210
As at 31 December 2018
Investment in foreign operations	–71	540	-	71	2
Discontinued hedges	0	-210	-	0	0